Condensed Balance Sheets (June 30th 2017 unaudited) - Parenthetical - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Details
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized	7,500,000	7,500,000
Common Stock, Shares, Issued	4,570,199	3,133,789
Common Stock, Shares, Outstanding	4,570,199	3,133,789
Notes Payable, Original Issue Discount	$ 30,297	$ 69,703
Notes Payable, Debt Discount		$ 358,280